Consideration Receivable	12 Months Ended
Dec. 31, 2017
Disclosure Text Block [Abstract]
Consideration Receivable [Text Block]
5.	Consideration Receivable

Consideration receivable of HK$141,341 (2016: HK$131,686) represents the third installment of the total consideration for the sale of 100% equity interest in PIHL to SYB and SYIM. The transaction is disclosed in Note 1. The first installment of RMB875 million (HK$1,017,442) was received in September, 2016 and the second installment of RMB113.25 million (HK$131,686) was received in June 2017. The Company will receive the third installment of RMB124.38 million (HK$141,341) .